As filed with the Securities and Exchange Commission on December 23, 2008
                                            1933 Act Registration No. 033-25990
                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 35 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 90 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                              Multi-Fund (Reg. TM)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Brian Burke, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on January 16, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ___________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                                  Multi-Fund(R)
                                 Multi-Fund(R) 5

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your Multi-Fund(R) individual variable annuity contract outlines changes to certain features available for purchase under your contract. All other features and benefits described in your prospectus remain the same. This supplement is for informational purposes and requires no action on your part. Please check with your registered representative to determine if the information in the supplement applies to you.

The following changes will be in effect on January 16, 2009 or January 20, 2009, as described below, for new elections and upon certain step-ups and resets of Living Benefit riders. Complete details regarding each change are outlined below.

o On or after January 20, 2009, the current charge for Lincoln Lifetime IncomeSM Advantage will increase from 0.75% to 0.90% for new elections. For existing contract owners, the increase will occur upon the next Automatic Annual Step-up of the Guaranteed Amount. This new charge will also apply at the next rider anniversary if cumulative deposits received after the first rider anniversary equal or exceed $100,000.
o The current charge for Lincoln SmartSecuritySM Advantage - 5 year Elective Step-up option will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount and for elections completed on or after January 20, 2009.
o The current charge for 4LATER(R) Advantage will increase from 0.50% to 0.65% for new elections and upon the next election to reset the Income
     Base on or after January 16, 2009.
o The 5% Enhancement period under Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will decrease from 15 years to 10 years.
o The age requirement for the contractowner to receive the 200% Step-up of the Guaranteed Amount with Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus has been lowered from age 70 to age 65.
o The waiting period for the Nursing Home Enhancement of the Maximum Annual Withdrawal amount with Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus will increase from three years to five years.
o The Guaranteed Income Benefit (Version 3) is the only version of the Guaranteed Income Benefit that will be available to contractowners who have elected Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus and subsequently elect i4LIFE(R) Advantage.
o The Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be offered for purchase after January 16, 2009.
o Contractowners who elect a Living Benefit rider will be subject to new Investment Requirements - Option 3. (See below for a list of applicable riders and restricted funds.)

DESCRIPTION OF CHANGES. The following discussion describes changes that are incorporated into the specified sections of your prospectus. Expense Table The following replaces specified sections of the Expense table:

The following table describes the charges for certain Optional Riders available under your contract. Refer to the Expense Tables of your prospectus for all other fees and charges associated with your variable annuity contract and other optional riders. Lincoln Lifetime IncomeSM Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.90%

     Additional charge for Lincoln Lifetime IncomeSM                       0.15%
     Advantage Plus*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis.

Lincoln SmartSecuritySM Advantage:

                                     Lincoln SmartSecuritySM     Lincoln SmartSecuritySM      Lincoln SmartSecuritySM
                                        Advantage - 5 year          Advantage - 1 Year          Advantage - 1 Year
                                     Elective Step-up option     Automatic Step-up option   Automatic Step-up option -
                                      (not available for new     - Single Life (and prior           Joint Life
                                           purchasers) version)

Guaranteed maximum annual                     0.95%                       1.50%                        1.50%
percentage charge*

Current annual percentage                     0.65%                       0.65%                        0.80%
charge*

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments and step-ups, and decreased by withdrawals. This charge is deducted from the contract value on a quarterly basis.

4LATER(R) Advantage:

     Guaranteed maximum annual percentage charge*                          1.50%

     Current annual percentage charge*                                     0.65%

*The annual percentage charge for 4LATER(R) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER(R) Advantage charge is deducted from the subaccounts on a quarterly basis.


5% Enhancement in Guaranteed Amount. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 will receive an annual 5% Enhancement to the Guaranteed Amount which will be in effect for 10 years from the effective date of the Rider. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described in your prospectus. (The prior version provided a 5% Enhancement for a 15-year period.)

Step-up to 200% of the initial Guaranteed Amount. The following provision will apply to contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. On the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount, according to the provisions outlined in your prospectus. (The prior version required the contractowner to be age 70 before the 200% Step-up would occur.) Other conditions as outlined in your prospectus continue to apply.

Maximum Annual Withdrawal Amount. For contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, the Nursing Home Enhancement to the Maximum Annual Withdrawal Amount will apply if the admittance into such facility occurs 60 months (five years) or more after the effective date of the Rider. (In the prior version the Nursing Home Enhancement to The Maximum Annual Withdrawal Amount occurred thirty six months (three years) or more after the effective date of the Rider.) The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. Other conditions as outlined in your prospectus continue to apply.

i4LIFE(R) Advantage Option. Beginning January 20, 2009 or when approved by your state, Guaranteed Income Benefit (Version 3) will be the only version of Guaranteed Income Benefit available to contractowners who decide to drop Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus and purchase i4LIFE(R) Advantage with Guaranteed Income Benefit. The Guaranteed Income Benefit (Version 3) will automatically step-up every year to 75% of the current regular income payment if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up of the Guaranteed Income Benefit will occur annually for a 5-year step-up period. Complete details about Guaranteed Income Benefit (Version 3) are outlined in your prospectus supplement dated October 6, 2008. Please check with your registered representative regarding the availability of Guaranteed Income Benefit (Version 3).

Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up. After January 16, 2009 Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up will no longer be available for new purchases. Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up will still be available for purchase.

Investment Requirements - Option 3. Contractowners who purchase Lincoln SmartSecuritySM Advantage, 4LATER(R) Advantage and Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, and contractowners who elect the Guaranteed Income Benefit under i4LIFE(R) Advantage on or after January 20, 2009 will be subject to Investment Requirements - Option 3. Investment Requirements limit how much you can invest in certain subaccounts of your contract. We have divided the subaccounts of your contract into two groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider. In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain Riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.



Group 1                                                                     Group 2
-------                                                                     -------
Investments must be at least 30%                            Investments cannot exceed 70%
--------------------------------                            -----------------------------
1. American Century VIP Inflation Protection        All other investment options except as discussed below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Capital Reserves Series
4. Delaware VIP Diversified Series
5. FTVIPT Templeton Global Income Securities Fund
6. LVIP SSgA Bond Index Fund

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Fund, the FTVIPT Franklin Income Securities Fund or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. The AllianceBernstein VPS Global Technology Portfolio, Delaware VIP Emerging Markets Series, LVIP SSgA Emerging Markets 100 Fund and the fixed accounts (except for dollar cost averaging) are not available with these riders.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds).

                Please keep this Supplement for future reference.

                                     PART A

The prospectus for the Multi-Fund(R) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008, and 497c Filing (File No. 033-25990) filed on
May 5, 2008.


Supplement to the prospectus for the Multi-Fund(R) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 33
(File No. 033-25990) filed on April 4, 2008, and 497c Filing (File No. 033-25990) filed on May 5, 2008.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                   Lincoln National Variable Annuity Account C

                    Supplement dated December 23, 2008 to the
            Statement of Additional Information dated April 30, 2008


Financial Statements. The following information is an update to the December 31, 2007 financial statements of Lincoln Life and the VAA which appear in the Statement of Additional Information dated April 30, 2008.

Subsequent to December 31, 2007, our total stockholder's equity has declined, due primarily to declines in the market values of our available-for-sale securities caused primarily by the combination of reduced liquidity in all market segments, deterioration in credit fundamentals and widening spreads. The net assets of the variable annuity account have also declined primarily due to the market conditions described above.

                                     PART B

The Statement of Additional Information for the Multi-Fund(R) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008, and 497c Filing (File No. 033-25990) filed on May 5, 2008.

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008.

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
       2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 033-25990) filed on April 4, 2008.

     Consolidated Balance Sheets - December 31, 2007 and 2006
     Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
       2007, 2006, and 2005
     Consolidated Statements of Cash Flows - Years ended December 31, 2007,
       2006, and 2005
     Notes to Consolidated Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective
     Amendment No. 15 (File No. 033-25990) filed on April 22, 1999.

(2) Not Applicable.

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (b) Multi-Fund - Single premium contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (c) Multi-Fund 1 - Periodic contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (d) Multi-Fund 2 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (e) Multi-Fund 3 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (f) Multi-Fund 4 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (g) Contract Rider - Multi-Fund 2 and Multi-Fund 3 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.

   (h) Contract Rider - Multi-Fund 4 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.

   (i) Variable Annuity Amendment Multi-Fund 1 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-25990) filed on April 11, 2001.

   (j) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.

   (k) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.

   (l) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.

   (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (s) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective No. 15 (File No. 333-18419) filed on May 28, 2004.

   (t) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (v) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (w) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (x) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (y) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (z) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (aa) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (bb) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 033-25990) filed on December 21, 2006.

   (cc) Variable Annuity Payment Option Rider (I4LA-EMI 3/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

(5) (a) Deferred Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (b) 403(b) Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (c) Application (Form 28316 2/99) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Amended and Restated Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) DWS Investments VIT Funds Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

       (1) Amendment dated April 16, 2007 to Participation Agreement between AllianceBernstein Variable Products Series Fund and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ix) Putnam Variable Trust incorporated incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (x) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) DWS Investments VIT Trust (To Be Filed by Amendment)

     (iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 33-25990) filed on April 24, 1997.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 270 (File No. 333-61554) filed on October 24, 2008.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Michael J. Burns****          Senior Vice President
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
C. Suzanne Womack**           Secretary and Second Vice President

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of November 30, 2008 there were 411,778 contract owners under Account C.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Dennis R. Glass *          Interim Chief Executive Officer, and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 23rd day of December, 2008.

      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM)

      By:   /s/ Robert L. Grubkar
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 23, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan
                                 Senior Vice President and Director
------------------------------
Westley V. Thompson


*By:/s/ Robert L. Grubka       Pursuant to a Power of Attorney
 ---------------------------
   Robert L. Grubka